Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Initial application
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2022	2,648	19	239	2,906
Depreciation charge of the year	(592)	(18)	(120)	(730)
Additions to the right-of-use assets	9,161	--	80	9,241
Revaluations to the right-of-use assets	(305)	--	--	(305)
Derecognition of the right-of-use assets	--	--	--	--
Foreign currency effects	101	--	--	101
Balance at December 31, 2022	11,013	1	199	11,213

Schedule of exchange rates

Average exchange rates to Euro:

December 31,	Average Rate
	USD	GBP	INR	CNY
2022	1.0530	0.8528	82.6864	7.0788
2021	1.1827	0.8596	87.4392	7.6282
2020	1.1422	0.8897	84.6392	7.8747

Year end exchange rates to Euro:

December 31,	Year End Rate
	USD	GBP	INR	CNY
2022	1.0666	0.8869	88.1710	7.3582
2021	1.1326	0.8403	84.2292	7.1947

Useful life of intangible assets

Software	3-5 years
Licenses	6-8 years

Useful life of property, plant and equipment

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-25 years

Schedule of weighted average number of ordinary shares outstanding

	2022	2021	2020
	(in thousands of shares)

Weighted-average number of ordinary shares at 31 December	7,351	6,302	4,836

Right-of-use assets
Initial application
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2022	2,648	19	239	2,906
Balance at December 31, 2022	11,013	1	199	11,213